Annual Operating Expenses {- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2065 Fund - Fidelity Freedom Blend 2065 Fund	Aug. 03, 2022
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%	[1]

[1]	(a)Adjusted to reflect current fees.